Related Parties - Disclosure of Transactions Between Related Parties (Details) - NZD ($) $ in Thousands	Jul. 31, 2019	Jan. 31, 2019
Whitespace Atelier Limited [Member]
Disclosure of transactions between related parties [line items]
Loans to related parties, opening balance	$ 282	$ 273
Loans to related parties, closing balance		282
SBL Holdings [Member]
Disclosure of transactions between related parties [line items]
Loans from related parties, opening balance	(1,449)
Loans from related parties, closing balance		(1,449)
EJ Watson [Member]
Disclosure of transactions between related parties [line items]
Loans from related parties, opening balance	(2,289)
Loans from related parties, closing balance	$ (2,651)	$ (2,289)